DEBT. (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of long term debt

Long-term borrowings are summarized as follows (in thousands):

	September 30, 2019	December 31, 2018
Kinergy line of credit	$79,685	$57,057
Pekin term loan	39,500	43,000
Pekin revolving loan	32,000	32,000
ICP term loan	12,000	16,500
ICP revolving loan	18,000	18,000
Parent notes payable	63,200	66,948
	244,385	233,505
Less unamortized debt discount	(150)	(690)
Less unamortized debt financing costs	(1,019)	(1,377)
Less short-term portion	(144,543)	(146,671)
Long-term debt	$98,673	$84,767

Long-term borrowings are summarized as follows (in thousands):

	December 31, 2018	December 31, 2017
Kinergy line of credit	$57,057	$49,477
Pekin term loan	43,000	53,500
Pekin revolving loan	32,000	32,000
ICP term loan	16,500	22,500
ICP revolving loan	18,000	18,000
Pacific Aurora line of credit	—	—
Parent notes payable	66,948	68,948
	233,505	244,425
Less unamortized debt discount	(690)	(1,409)
Less unamortized debt financing costs	(1,377)	(1,925)
Less short-term portion	(146,671)	(20,000)
Long-term debt	$84,767	$221,091

Schedule of maturities of long-term debt
December 31:
2019	$86,260
2020	20,000
2021	19,500
2022	107,745
2023	—
$233,505